UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  June 30, 2017
Schwab Government Money Market Portfolio™

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM).

Schwab Government Money Market Portfolio
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on taxable money market funds generally rose as the Federal Reserve (Fed) raised short-term interest rates twice in the first half of 2017. Steady economic growth and a solid labor market contributed to the Fed’s decision to raise the federal funds rate to a target range of 0.75% to 1.00% in March, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, again signaling confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the unchanged easy policy stance.
During the six-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, remained low and relatively steady through February, and then rose sharply in anticipation of the Fed’s short-term interest rate increase in March. With expectations for an additional rate hike in June that ultimately came to fruition, short-term yields maintained their upward trajectory through the remainder of the reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields ended the reporting period slightly below where they began. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Government Money Market Portfolio
Portfolio Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
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Schwab Government Money Market Portfolio  |  Semiannual Report

Schwab Government Money Market Portfolio as of June 30, 2017

The Schwab Government Money Market Portfolio (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and took additional steps to normalize the U.S. interest rate environment, raising the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, short-term government and Treasury bill curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 36 days and ending at 27 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	27 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Government Money Market Portfolio
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields1
The seven-day yield is the income generated by the fund’s holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Government Money Market Portfolio
Ticker Symbol	SWPXX
Seven-Day Yield	0.47%
Seven-Day Effective Yield	0.47%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Schwab Government Money Market Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Government Money Market Portfolio
Actual Return	0.48%	$1,000.00	$1,001.10	$2.38
Hypothetical 5% Return	0.48%	$1,000.00	$1,022.42	$2.41

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Government Money Market Portfolio
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2],[3]	0.00 [2]	0.00 [2],[4]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.11% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.48% [6]	0.37% [7]	0.12% [7]	0.07% [7]	0.08% [7]	0.12% [7]
Gross operating expenses	0.48% [6]	0.49%	0.54%	0.49%	0.52%	0.49%
Net investment income (loss)	0.23% [6]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$99	$106	$116	$117	$106	$116

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
4
Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600.
5
Not annualized.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab Government Money Market Portfolio  |  Semiannual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
40.2%	Fixed-Rate Obligations	39,611,335	39,611,335
20.4%	Variable-Rate Obligations	20,155,781	20,155,781
0.1%	Other Investment Company	45,600	45,600
39.4%	Repurchase Agreements	38,897,807	38,897,807
100.1%	Total Investments	98,710,523	98,710,523
(0.1%)	Other Assets and Liabilities, Net		(57,659)
100.0%	Net Assets		98,652,864

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 40.2% of net assets
U.S. Government Agency Debt 39.7%
FEDERAL HOME LOAN BANKS		0.80%		07/05/17	500,000	499,956
		0.85%		07/05/17	1,000,000	999,906
		0.82%		07/07/17	500,000	499,932
		0.83%		07/07/17	2,000,000	1,999,725
		0.86%		07/07/17	500,000	499,928
		0.80%		07/12/17	1,000,000	999,756
		0.62%		07/14/17	2,700,000	2,699,395
		0.85%		07/14/17	600,000	599,817
		0.88%		07/14/17	1,000,000	999,682
		0.66%		07/17/17	1,000,000	999,707
		0.94%		07/17/17	2,000,000	1,999,164
		0.62%		07/19/17	1,800,000	1,799,444
		0.64%		07/21/17	2,000,000	1,999,292
		0.83%		07/24/17	400,000	399,789
		0.86%		07/26/17	2,000,000	1,998,806
		0.88%		08/02/17	1,000,000	999,218
		0.99%		08/02/17	1,350,000	1,348,816
		0.70%		08/11/17	1,000,000	999,203
		0.67%		08/16/17	2,000,000	1,998,288
		0.67%		08/18/17	1,000,000	999,107
		0.70%		08/23/17	1,000,000	998,977
		0.68%		08/25/17	1,000,000	998,955
		1.01%		09/06/17	500,000	499,061
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See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.75%		09/08/17	700,000	699,762
		1.04%		09/13/17	500,000	498,932
		0.92%		09/18/17	500,000	498,991
		0.92%		10/04/17	1,000,000	997,572
		0.92%		10/13/17	1,000,000	997,342
		0.95%		10/13/17	300,000	299,173
		1.08%		10/20/17	250,000	249,168
		0.98%		10/25/17	1,000,000	996,845
		0.95%		11/02/17	200,000	199,346
		1.00%		11/03/17	500,000	498,264
		1.00%		11/08/17	500,000	498,194
		1.09%		12/06/17	500,000	497,612
		1.13%		12/13/17	350,000	348,181
		1.14%		12/29/17	400,000	397,707
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.75%		07/14/17	100,000	99,997
		0.83%		08/08/17	1,000,000	999,124
		0.84%		08/28/17	500,000	499,323
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.00%		08/28/17	1,000,000	1,000,150
		0.88%		10/26/17	1,000,000	999,715
						39,111,322
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY		1.00%		12/15/17	500,000	500,013
Total Fixed-Rate Obligations
(Cost $39,611,335)						39,611,335

Variable-Rate Obligations 20.4% of net assets
U.S. Government Agency Debt 19.3%
FEDERAL HOME LOAN BANKS		0.73%		07/17/17	500,000	500,002
		1.08%	08/02/17	11/02/17	1,000,000	999,872
		1.21%	09/18/17	12/18/17	2,000,000	2,002,338
		1.12%	07/02/17	01/02/18	1,000,000	1,001,482
		0.88%	07/19/17	01/19/18	350,000	350,000
		1.05%	07/22/17	01/22/18	3,000,000	3,000,000
		0.88%	07/26/17	01/26/18	500,000	500,000
		0.80%	08/09/17	02/09/18	1,000,000	1,000,000
		1.03%	08/16/17	02/16/18	350,000	350,286
		1.04%	08/26/17	02/26/18	1,000,000	1,000,000
		0.97%	07/12/17	03/12/18	1,000,000	1,000,000
		1.05%	09/19/17	03/19/18	500,000	500,336
		0.97%	09/21/17	03/21/18	500,000	500,042
		0.83%	08/15/17	05/15/18	1,000,000	1,000,019
		1.18%	09/07/17	06/07/18	350,000	350,741
		1.13%	07/20/17	07/20/18	1,000,000	1,000,000
		1.08%	07/27/17	07/27/18	1,000,000	1,000,000
		0.88%	07/05/17	10/05/18	500,000	500,000
		0.99%	07/10/17	10/10/18	500,000	500,000
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Schwab Government Money Market Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.17%	07/13/17	11/13/17	1,000,000	1,000,000
		1.13%	07/08/17	01/08/18	1,000,000	1,000,000
						19,055,118
U.S. Treasury Debt 1.0%
UNITED STATES TREASURY		1.08%	07/03/17	07/31/17	500,000	500,013
		1.19%	07/03/17	04/30/18	500,000	500,650
						1,000,663
Variable Rate Demand Note 0.1%
MB N4P3, LLC
TAXABLE M/F HOUSING RB (MISSION BAY APTS) SERIES 2015A (LOC: FEDERAL HOME LOAN BANKS)		1.24%		07/07/17	100,000	100,000
Total Variable-Rate Obligations
(Cost $20,155,781)						20,155,781
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	(a)	0.88%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 39.4% of net assets
U.S. Government Agency Repurchase Agreements* 38.5%
BANK OF NOVA SCOTIA
Issued 6/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $2,060,192, 2.13% - 4.00%, due 05/20/34 - 10/01/44)		1.12%		07/03/17	2,000,187	2,000,000
BARCLAYS BANK PLC
Issued 6/28/17, repurchase date 07/05/17 (Collateralized by U.S. Government Agency Securities valued at $5,151,052, 3.50% - 4.00%, due 03/20/47)		1.05%		07/05/17	5,001,021	5,000,000
BNP PARIBAS SA
Issued 6/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $9,180,886, 0.88% - 6.50%, due 10/31/18 - 05/15/47)		1.12%		07/03/17	9,000,840	9,000,000
JP MORGAN SECURITIES LLC
Issued 6/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $8,160,013, 1.63% - 3.63%, due 08/15/24 - 05/15/46)		1.14%		07/03/17	8,000,760	8,000,000
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Schwab Government Money Market Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 6/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $10,300,000, 3.00%, due 12/15/39)		1.10%		07/03/17	10,000,917	10,000,000
WELLS FARGO SECURITIES LLC
Issued 6/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $4,160,382, 2.50%, due 01/01/32)		1.10%		07/03/17	4,000,367	4,000,000
						38,000,000
U.S. Treasury Repurchase Agreement 0.9%
BARCLAYS CAPITAL INC
Issued 6/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $915,776, 1.13% - 1.38%, due 12/31/18 - 03/31/20)		1.08%		07/03/17	897,888	897,807
Total Repurchase Agreements
(Cost $38,897,807)						38,897,807

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $98,710,523.
(a)	The rate shown is the 7-day yield.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$39,611,335	$—	$39,611,335
Variable-Rate Obligations[1]	—	20,155,781	—	20,155,781
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	38,897,807	—	38,897,807
Total	$45,600	$98,664,923	$—	$98,710,523
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
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Schwab Government Money Market Portfolio  |  Semiannual Report
See financial notes

Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$59,812,716
Repurchase agreements, at cost and value	+	38,897,807
Total investments, at cost and value (Note 2a)		98,710,523
Receivables:
Interest		29,054
Fund shares sold		20,227
Dividends	+	30
Total assets		98,759,834
Liabilities
Payables:
Investment adviser and administrator fees		28,544
Distributions to shareholders		18,691
Fund shares redeemed		13,322
Accrued expenses	+	46,413
Total liabilities		106,970
Net Assets
Total assets		98,759,834
Total liabilities	–	106,970
Net assets		$98,652,864
Net Assets by Source
Capital received from investors		98,606,798
Net investment income not yet distributed		341
Net realized capital gains		45,725

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$98,652,864		98,653,623		$1.00

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See financial notes

Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$368,840
Dividends	+	32
Total investment income		368,872
Expenses
Investment adviser and administrator fees		181,335
Portfolio accounting fees		25,115
Professional fees		18,822
Custodian fees		9,403
Independent trustees' fees		8,249
Shareholder reports		6,115
Transfer agent fees		1,079
Other expenses	+	1,154
Total expenses	–	251,272
Net investment income		117,600
Realized Gains (Losses)
Net realized gains on investments		125
Increase in net assets resulting from operations		$117,725
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See financial notes

Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$117,600	$13,338
Net realized gains	+	125	340
Increase in net assets from operations		117,725	13,678
Distributions to Shareholders
Distributions from net investment income		($118,250)	($13,338)
Transactions in Fund Shares*
Shares sold		39,567,246	81,374,331
Shares reinvested		99,559	13,327
Shares redeemed	+	(46,670,000)	(91,698,938)
Net transactions in fund shares		(7,003,195)	(10,311,280)
Net Assets
Beginning of period		105,656,584	115,967,524
Total decrease	+	(7,003,720)	(10,310,940)
End of period		$98,652,864	$105,656,584
Net investment income not yet distributed		$341	$991
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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See financial notes

Schwab Government Money Market Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Government Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2017, 100% of the fund's shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2017, the fund had investments in repurchase agreements with a gross value of $38,897,807 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated by the fund to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e. the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a fund investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser's decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund's holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund's share price or yield to fall. To the extent that a portion of the fund's underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
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Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tax Diversification Risk. As described above, the fund intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the fund.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.50% through April 29, 2019.
During the period ended June 30, 2017, the fund did not waive any expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2017.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Government Money Market Portfolio (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted

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that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedule with respect to the Fund that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Government Money Market Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Schwab Government Money Market Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Government Money Market Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab Government Money Market Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Government Money Market Portfolio  |  Semiannual Report

Notes

Semiannual Report  |  June 30, 2017
Schwab MarketTrack Growth Portfolio II™

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM).

Schwab MarketTrack Growth Portfolio II
The Investment Environment

Over the six-month reporting period ended June 30, 2017, both equity and fixed-income markets generated positive returns. Global stock markets had one of their strongest first-half performances in years, with U.S. equities rallying on expectations of policy changes from the Trump administration and international stocks benefitting from a weaker U.S. dollar and generally accommodative central bank policies. U.S. bond yields remained low, but above those of many international government-backed securities. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.34%, while the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 13.81%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 5.91%.
U.S. economic data was relatively steady over the reporting period. However, “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indices, remained disconnected. Nonfarm payrolls and wage growth data were stubbornly average each month, while GDP fell in the first quarter. In contrast, the Conference Board’s Consumer Confidence Index® continued to indicate high levels of consumer optimism, and the CBOE Volatility Index® (or VIX®), a gauge of equity market volatility, fell to levels not seen in over 20 years. According to the National Federation of Independent Business Small Business Economic Trends Report, small business optimism remained at the near record levels hit soon after the U.S. presidential election last November.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2017

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab MarketTrack Growth Portfolio II  |  Semiannual Report

Schwab MarketTrack Growth Portfolio II
The Investment Environment (continued)

Stock markets in the U.S. generally rose over the six-month reporting period. Expectations of policy changes from the Trump administration, including tax reform, increased fiscal and infrastructure spending, and decreased financial regulation, drove much of this rally in U.S. equities. Also supporting U.S. stocks were strong corporate results, with more than 75% of S&P 500 Index firms announcing better-than-expected earnings for the first quarter of 2017. As the reporting period continued, however, delays and other setbacks in Washington stalled meaningful progress in many key policy areas, increasing uncertainty and contributing to muted U.S. equity gains in recent months.
Over the reporting period, U.S. monetary policy remained relatively accommodative, though the Federal Reserve (Fed) took several tightening steps toward a more normalized policy environment. In March, the Fed raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum,” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period, leading many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the continued easy policy stance.
During the six-month reporting period, U.S. bond yields remained low relative to historical averages. Short-term rates, which are directly influenced by central bank policy, rose in response to both federal funds rate increases in March and in June. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields generally fell. However, in the last days of the reporting period, longer-term yields ticked up in response to the ECB’s stated stance on potential eurozone policy changes.
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Schwab MarketTrack Growth Portfolio II  |  Semiannual Report

Schwab MarketTrack Growth Portfolio II
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab MarketTrack Growth Portfolio II

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio II (11/01/96)	7.77%	15.34%	10.09%	5.00%
Growth Composite Index II	7.82%	16.01%	10.67%	5.48%
S&P 500® Index	9.34%	17.90%	14.63%	7.18%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.21%	4.48%
Fund Category: Morningstar Allocation – 70% to 85% Equity[2]	8.62%	14.64%	9.73%	4.64%
Fund Expense Ratios[3]: Net 0.68%; Gross 0.84%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.18% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least April 29, 2019. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
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Schwab MarketTrack Growth Portfolio II  |  Semiannual Report

Schwab MarketTrack Growth Portfolio II
Performance and Fund Facts as of June 30, 2017

Statistics
Number of Holdings	8
Portfolio Turnover Rate[1]	15%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than other asset classes.
Foreign securities can involve risks such as political and economic instability and currency risk.
[1]	Not annualized.
[2]	The fund invests mainly in other Schwab Funds.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Growth Portfolio II  |  Semiannual Report

Schwab MarketTrack Growth Portfolio II
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000.00	$1,077.70	$2.58
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Does not include acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab MarketTrack Growth Portfolio II  |  Semiannual Report

Schwab MarketTrack Growth Portfolio II
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$19.19	$18.48	$19.43	$19.30	$16.04	$14.50
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	0.27	0.27	0.28	0.23	0.29
Net realized and unrealized gains (losses)	1.50	1.33	(0.42)	0.77	3.48	1.64
Total from investment operations	1.49	1.60	(0.15)	1.05	3.71	1.93
Less distributions:
Distributions from net investment income	(0.32)	(0.31)	(0.31)	(0.26)	(0.30)	(0.39)
Distributions from net realized gains	(1.00)	(0.58)	(0.49)	(0.66)	(0.15)	—
Total distributions	(1.32)	(0.89)	(0.80)	(0.92)	(0.45)	(0.39)
Net asset value at end of period	$19.36	$19.19	$18.48	$19.43	$19.30	$16.04
Total return	7.77% [2]	9.00%	(0.93%)	5.46%	23.56%	13.46%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.50% [4]	0.50%	0.51% [5]	0.50%	0.50%	0.50%
Gross operating expenses[3]	0.65% [4]	0.66%	0.75%	0.72%	0.80%	0.83%
Net investment income (loss)	(0.10%) [4]	1.49%	1.38%	1.45%	1.28%	1.85%
Portfolio turnover rate	15% [2]	11%	9%	14%	13%	8%
Net assets, end of period (x 1,000,000)	$27	$27	$30	$33	$32	$28

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
The ratio of net operating expenses would have been 0.50% if certain non-routine expenses had not been incurred.
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Schwab MarketTrack Growth Portfolio II
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.2%	Other Investment Companies	15,695,958	26,390,716
1.3%	Short-Term Investments	335,972	335,972
99.5%	Total Investments	16,031,930	26,726,688
0.5%	Other Assets and Liabilities, Net		137,528
100.0%	Net Assets		26,864,216

Security	Number of Shares	Value ($)
Other Investment Companies 98.2% of net assets

Equity Funds 80.1%
International 20.1%
Schwab International Index Fund (a)	274,604	5,395,976
Large-Cap 40.0%
Schwab 1000 Index Fund (a)	45,775	2,681,981
Schwab S&P 500 Index Fund (a)	214,100	8,056,599
		10,738,580
Small-Cap 20.0%
Schwab Small-Cap Index Fund (a)	182,229	5,377,578
		21,512,134

Fixed-Income Fund 15.0%
Intermediate-Term Bond 15.0%
Schwab U.S. Aggregate Bond Index Fund (a)	400,762	4,035,678

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	842,736	842,904
Total Other Investment Companies
(Cost $15,695,958)		26,390,716
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
BNP Paribas
0.58%, 07/03/17 (c)	269,991	269,991
National Australia Bank
0.58%, 07/03/17 (c)	65,981	65,981
Total Short-Term Investments
(Cost $335,972)		335,972

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $16,616,977 and the unrealized appreciation and depreciation were $10,109,711 and ($0), respectively, with a net unrealized appreciation of $10,109,711.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$26,390,716	$—	$—	$26,390,716
Short-Term Investments[1]	—	335,972	—	335,972
Total	$26,390,716	$335,972	$—	$26,726,688
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
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Schwab MarketTrack Growth Portfolio II
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $15,695,958)		$26,390,716
Investments in unaffiliated issuers, (cost $335,972)	+	335,972
Total investments, at value (cost $16,031,930)		26,726,688
Receivables:
Investments sold		163,000
Dividends		8,776
Fund shares sold	+	125
Total assets		26,898,589
Liabilities
Payables:
Investments bought		8,939
Investment adviser and administrator fees		6,373
Accrued expenses	+	19,061
Total liabilities		34,373
Net Assets
Total assets		26,898,589
Total liabilities	–	34,373
Net assets		$26,864,216
Net Assets by Source
Capital received from investors		16,050,144
Distributions in excess of net investment income		(14,106)
Net realized capital gains		133,420
Net unrealized capital appreciation		10,694,758

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$26,864,216		1,387,850		$19.36

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Schwab MarketTrack Growth Portfolio II
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$52,905
Interest	+	922
Total investment income		53,827
Expenses
Investment adviser and administrator fees		59,746
Professional fees		14,854
Independent trustees' fees		5,383
Shareholder reports		4,300
Portfolio accounting fees		2,401
Custodian fees		886
Transfer agent fees		160
Other expenses	+	388
Total expenses		88,118
Expense reduction by CSIM	–	20,225
Net expenses	–	67,893
Net investment loss		(14,066)
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		831,827
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,218,960
Net realized and unrealized gains		2,050,787
Increase in net assets resulting from operations		$2,036,721
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Schwab MarketTrack Growth Portfolio II
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income (loss)		($14,066)	$409,064
Net realized gains		831,827	1,380,681
Net change in unrealized appreciation (depreciation)	+	1,218,960	545,698
Increase in net assets from operations		2,036,721	2,335,443
Distributions to Shareholders
Distributions from net investment income		(411,713)	(455,658)
Distributions from net realized gains	+	(1,304,646)	(840,934)
Total distributions		($1,716,359)	($1,296,592)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,306	$444,699	96,355	$1,795,315
Shares reinvested		88,655	1,716,359	72,314	1,296,592
Shares redeemed	+	(127,696)	(2,574,381)	(367,406)	(6,800,438)
Net transactions in fund shares		(16,735)	($413,323)	(198,737)	($3,708,531)
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,404,585	$26,957,177	1,603,322	$29,626,857
Total decrease	+	(16,735)	(92,961)	(198,737)	(2,669,680)
End of period		1,387,850	$26,864,216	1,404,585	$26,957,177
Distributions in excess of net investment income/Net investment income not yet distributed			($14,106)		$411,673
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Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab MarketTrack Growth Portfolio II (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities and cash equivalents, including money market securities, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2017, 100% of the fund's shares were held through a separate account of one insurance company. Subscriptions and redemptions of this insurance separate account could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of
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Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
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Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance, expenses and risks of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will depend on the fund's overall asset allocation and underlying fund allocation.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Certain of the underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund's investment being adversely affected. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.
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Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. The risk is greater when the underlying fund holds bonds with longer maturities. To the extent that the investment adviser (or sub-adviser) of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of debt securities and, as discussed below, tend to react to changes in “real” interest rates.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $500 million	0.44%
Over $500 million	0.39%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.44%, as a percentage of the fund's average daily net assets.
Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.50% through April 29, 2019.
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Schwab MarketTrack Growth Portfolio II
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2017, the Schwab MarketTrack Growth Portfolio II's ownership percentages of other related funds' shares are:
Schwab 1000 Index Fund	0.0%*
Schwab International Index Fund	0.1%
Schwab S&P 500 Index Fund	0.0%*
Schwab Small-Cap Index Fund	0.2%
Schwab U.S. Aggregate Bond Index Fund	0.3%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
*	Less than 0.05%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended June 30, 2017.
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 01/01/17 to 06/30/17	Distributions Received* 01/01/17 to 06/30/17
Schwab 1000 Index Fund	50,270	—	(4,495)	45,775	$2,681,981	$72,505	$—
Schwab International Index Fund	315,014	—	(40,410)	274,604	5,395,976	123,988	—
Schwab S&P 500 Index Fund	236,064	—	(21,964)	214,100	8,056,599	323,887	—
Schwab Small-Cap Index Fund	193,526	—	(11,297)	182,229	5,377,578	112,701	—
Schwab Total Bond Market Fund	424,340	2,536	(426,876)	—	—	198,623	30,462
Schwab U.S. Aggregate Bond Index Fund	—	405,713	(4,951)	400,762	4,035,678	123	18,910
Schwab Variable Share Price Money Fund, Ultra Shares	839,584	3,152	—	842,736	842,904	—	3,533
Total					$26,390,716	$831,827	$52,905
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$4,112,475	$6,248,788

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab MarketTrack Growth Portfolio II (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted

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that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Citigroup Non-U.S. Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Growth Composite Index II  A custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation. Effective January 15, 2015, the index is composed of 30% S&P 500 Index, 10% Schwab 1000 Index, 20%
Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. For the period March 1, 2014 to January 14, 2015, the index was composed of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market was replaced in the Growth Composite Index II by the S&P 500 Index and the Russell 2000 Index. Prior to March 1, 2014, the index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.

25
Schwab MarketTrack Growth Portfolio II  |  Semiannual Report

Notes

Semiannual Report  |  June 30, 2017
Schwab S&P 500 Index Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM).

Schwab S&P 500 Index Portfolio
The Investment Environment

Over the six-month reporting period ended June 30, 2017, U.S. equity markets performed well, with several indices reaching record highs. Stable economic growth, strong first quarter corporate earnings, and investor expectations for policy changes from the Trump administration pushed stocks higher, extending what has become one of the longest bull runs in U.S. history. Market volatility fell to historically low levels, while consumer confidence and sentiment moved higher. Central bank policy in the U.S. remained relatively accommodative, even with two short-term interest rate increases during the first six months of 2017. In this environment, the S&P 500® Index returned 9.34% for the six-month reporting period.
U.S. economic data was relatively steady over the reporting period. However, “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indices, remained relatively disconnected. Nonfarm payrolls and wage growth data were stubbornly average each month, while GDP fell in the first quarter. In contrast, the Conference Board’s Consumer Confidence Index® continued to indicate high levels of consumer optimism, and the CBOE Volatility Index® (or VIX®), a gauge of equity market volatility, fell to levels not seen in over 20 years. In addition, according to the National Federation of Independent Business Small Business Economic Trends Report, small business optimism remained at the near record levels hit soon after the U.S. presidential election last November.
Stock markets in the U.S. generally rose over the six-month reporting period. Expectations of policy changes from the Trump administration, including tax reform, increased fiscal and infrastructure spending, and decreased financial regulation, drove much of this rally in U.S. equities. Also supporting U.S. stocks were strong corporate results, with more than 75% of S&P 500 Index firms announcing better-than-expected earnings for the first quarter of 2017. As the reporting period continued, however, delays and other setbacks in Washington stalled meaningful progress in many key policy areas, increasing uncertainty and contributing to muted U.S. equity gains in recent months.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2017

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Schwab S&P 500 Index Portfolio
The Investment Environment (continued)

During the six-month reporting period, the Federal Reserve (Fed) tightened U.S. monetary policy, making progress toward a more normalized short-term interest rate environment and signaling confidence in the state of the global economy. Though inflation remained muted, the Fed raised the federal funds rate twice in the first six months of 2017, in March and in June, with short-term interest rates ending the reporting period in a target range of 1.00% to 1.25%. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. Additionally, the Fed announced plans to begin to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. According to Fed Chair Janet Yellen, the Fed anticipates “…reducing reserve balances and our overall balance sheet to levels appreciably below those seen in recent years but larger than before the financial crisis.” While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Over the first half of 2017, U.S. equity markets shifted noticeably from the end of last year with growth stocks outperforming value stocks and large cap stocks generally outperforming small caps. Within the S&P 500 Index, the Information Technology sector performed well amid relatively high consumer confidence and solid corporate earnings. The Health Care sector also generated a positive performance over the reporting period. Despite volatility tied to potential Affordable Care Act replacement legislation, demand for health care products and services increased and company financials remained strong, contributing to this sector’s positive returns. In contrast, the Energy sector was one of only two sectors to generate negative returns over the reporting period. Despite an OPEC production cut, increased supply from the U.S. has resulted in a glut of inventory, weighing down oil prices. The Telecommunication Services sector also produced a negative performance for the reporting period as competition remained fierce and rising interest rates lessened the appeal of this sector’s relatively high dividends.

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Schwab S&P 500 Index Portfolio
Portfolio Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Schwab S&P 500 Index Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/96)	9.28%	17.69%	14.38%	7.04%
S&P 500® Index	9.34%	17.90%	14.63%	7.18%
Fund Category: Morningstar Large-Cap Blend[2]	9.13%	17.97%	13.95%	6.43%
Fund Expense Ratio[3]: 0.03%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
Index ownership — “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management (CSIM). The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500® Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of June 30, 2017

Statistics
Number of Holdings	507
Weighted Average Market Cap ($ x 1,000,000)	$168,875
Price/Earnings Ratio (P/E)	21.5
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate[1]	1%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Schwab S&P 500 Index Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab S&P 500 Index Portfolio
Actual Return	0.09%	$1,000.00	$1,092.80	$0.47
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective March 1, 2017, the fund's advisory fees changed to 0.03%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return example would have been $0.16 and $0.15, respectively. (See financial note 4)
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Schwab S&P 500 Index Portfolio
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$33.01	$30.09	$30.21	$27.03	$20.82	$18.30
Income (loss) from investment operations:
Net investment income (loss)	0.34 [1]	0.62 [1]	0.59 [1]	0.48	0.42	0.41
Net realized and unrealized gains (losses)	2.72	2.85	(0.24)	3.12	6.19	2.45
Total from investment operations	3.06	3.47	0.35	3.60	6.61	2.86
Less distributions:
Distributions from net investment income	(0.59)	(0.55)	(0.47)	(0.42)	(0.40)	(0.34)
Distributions from net realized gains	(0.01)	—	—	—	—	—
Total distributions	(0.60)	(0.55)	(0.47)	(0.42)	(0.40)	(0.34)
Net asset value at end of period	$35.47	$33.01	$30.09	$30.21	$27.03	$20.82
Total return	9.28% [2]	11.68%	1.17%	13.41%	32.06%	15.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3],[4]	0.22%	0.24%	0.22%	0.24%	0.28%
Gross operating expenses	0.09% [3],[4]	0.22%	0.24%	0.23%	0.26%	0.29%
Net investment income (loss)	1.97% [3]	2.00%	1.94%	1.79%	1.84%	2.03%
Portfolio turnover rate	1% [2]	2%	3%	2%	2%	4%
Net assets, end of period (x 1,000,000)	$309	$282	$245	$229	$193	$139

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 6/30/17 is a blended ratio. (See financial note 4)

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	148,869,228	307,757,197
0.0%	Other Investment Company	128,912	128,912
0.3%	Short-Term Investment	825,524	825,524
99.9%	Total Investments	149,823,664	308,711,633
0.1%	Other Assets and Liabilities, Net		331,210
100.0%	Net Assets		309,042,843

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	3,100	131,316
Delphi Automotive plc	3,858	338,154
Ford Motor Co.	57,602	644,566
General Motors Co.	20,395	712,397
Harley-Davidson, Inc.	2,702	145,962
The Goodyear Tire & Rubber Co.	3,662	128,024
		2,100,419

Banks 6.5%
Bank of America Corp.	147,464	3,577,477
BB&T Corp.	11,692	530,934
Citigroup, Inc.	40,976	2,740,475
Citizens Financial Group, Inc.	7,192	256,611
Comerica, Inc.	2,930	214,593
Fifth Third Bancorp	11,505	298,670
Huntington Bancshares, Inc.	17,956	242,765
JPMorgan Chase & Co.	52,658	4,812,941
KeyCorp	15,700	294,218
M&T Bank Corp.	2,371	383,983
People's United Financial, Inc.	5,100	90,066
Regions Financial Corp.	17,127	250,739
SunTrust Banks, Inc.	7,200	408,384
The PNC Financial Services Group, Inc.	7,120	889,074
U.S. Bancorp	23,454	1,217,732
Wells Fargo & Co.	66,415	3,680,055
Zions Bancorp	2,908	127,690
		20,016,407

Capital Goods 7.4%
3M Co.	8,851	1,842,690
Acuity Brands, Inc.	700	142,296
Allegion plc	1,533	124,357
AMETEK, Inc.	3,409	206,483
Arconic, Inc.	6,251	141,585
Caterpillar, Inc.	8,531	916,741
Cummins, Inc.	2,379	385,921
Deere & Co.	4,257	526,123
Dover Corp.	2,300	184,506
Eaton Corp. plc	6,734	524,107
Emerson Electric Co.	9,411	561,084
Fastenal Co.	4,352	189,443
Flowserve Corp.	1,700	78,931
Security	Number of Shares	Value ($)
Fluor Corp.	2,000	91,560
Fortive Corp.	4,453	282,098
Fortune Brands Home & Security, Inc.	2,200	143,528
General Dynamics Corp.	4,245	840,935
General Electric Co.	129,576	3,499,848
Honeywell International, Inc.	11,169	1,488,716
Illinois Tool Works, Inc.	4,673	669,407
Ingersoll-Rand plc	3,900	356,421
Jacobs Engineering Group, Inc.	1,583	86,099
Johnson Controls International plc	13,650	591,864
L3 Technologies, Inc.	1,100	183,788
Lockheed Martin Corp.	3,730	1,035,485
Masco Corp.	4,821	184,210
Northrop Grumman Corp.	2,554	655,637
PACCAR, Inc.	5,130	338,785
Parker-Hannifin Corp.	2,035	325,234
Pentair plc	2,399	159,630
Quanta Services, Inc. *	2,497	82,201
Raytheon Co.	4,313	696,463
Rockwell Automation, Inc.	1,985	321,491
Rockwell Collins, Inc.	2,425	254,819
Roper Technologies, Inc.	1,579	365,586
Snap-on, Inc.	788	124,504
Stanley Black & Decker, Inc.	2,223	312,843
Textron, Inc.	4,174	196,595
The Boeing Co.	8,319	1,645,082
TransDigm Group, Inc.	750	201,653
United Rentals, Inc. *	1,200	135,252
United Technologies Corp.	10,954	1,337,593
W.W. Grainger, Inc.	842	152,006
Xylem, Inc.	2,695	149,384
		22,732,984

Commercial & Professional Services 0.6%
Cintas Corp.	1,357	171,036
Equifax, Inc.	1,742	239,386
IHS Markit Ltd. *	4,500	198,180
Nielsen Holdings plc	4,983	192,643
Republic Services, Inc.	3,336	212,603
Robert Half International, Inc.	1,750	83,877
Stericycle, Inc. *	1,300	99,216
Verisk Analytics, Inc. *	2,400	202,488
Waste Management, Inc.	5,905	433,132
		1,832,561

Consumer Durables & Apparel 1.3%
Coach, Inc.	4,294	203,278
D.R. Horton, Inc.	5,022	173,611
Garmin Ltd.	1,900	96,957
Hanesbrands, Inc.	5,646	130,761
Hasbro, Inc.	1,675	186,779
Leggett & Platt, Inc.	1,900	99,807
Lennar Corp., Class A	3,200	170,624
Mattel, Inc.	4,800	103,344
Michael Kors Holdings Ltd. *	1,500	54,375
Mohawk Industries, Inc. *	900	217,521
Newell Brands, Inc.	7,024	376,627

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NIKE, Inc., Class B	19,614	1,157,226
PulteGroup, Inc.	4,442	108,962
PVH Corp.	1,086	124,347
Ralph Lauren Corp.	742	54,760
Under Armour, Inc., Class A *(b)	2,952	64,236
Under Armour, Inc., Class C *	2,469	49,775
VF Corp.	4,940	284,544
Whirlpool Corp.	1,133	217,105
		3,874,639

Consumer Services 1.8%
Carnival Corp.	6,322	414,533
Chipotle Mexican Grill, Inc. *	409	170,185
Darden Restaurants, Inc.	1,791	161,978
H&R Block, Inc.	2,938	90,814
Hilton Worldwide Holdings, Inc.	3,000	185,550
Marriott International, Inc., Class A	4,545	455,909
McDonald's Corp.	12,082	1,850,479
Royal Caribbean Cruises Ltd.	2,400	262,152
Starbucks Corp.	21,588	1,258,796
Wyndham Worldwide Corp.	1,580	158,648
Wynn Resorts Ltd.	1,257	168,589
Yum! Brands, Inc.	5,000	368,800
		5,546,433

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	900	149,274
American Express Co.	11,172	941,129
Ameriprise Financial, Inc.	2,363	300,786
Berkshire Hathaway, Inc., Class B *	28,206	4,777,250
BlackRock, Inc.	1,750	739,218
Capital One Financial Corp.	7,080	584,950
CBOE Holdings, Inc.	1,300	118,820
CME Group, Inc.	5,031	630,082
Discover Financial Services	5,890	366,299
E*TRADE Financial Corp. *	4,176	158,813
Franklin Resources, Inc.	5,000	223,950
Intercontinental Exchange, Inc.	8,595	566,582
Invesco Ltd.	5,704	200,724
Leucadia National Corp.	4,639	121,356
Moody's Corp.	2,423	294,831
Morgan Stanley	21,299	949,083
Nasdaq, Inc.	1,600	114,384
Navient Corp.	5,000	83,250
Northern Trust Corp.	3,131	304,365
Raymond James Financial, Inc.	2,000	160,440
S&P Global, Inc.	3,730	544,543
State Street Corp.	5,300	475,569
Synchrony Financial	11,692	348,655
T. Rowe Price Group, Inc.	3,523	261,442
The Bank of New York Mellon Corp.	15,478	789,688
The Charles Schwab Corp. (a)	17,549	753,905
The Goldman Sachs Group, Inc.	5,470	1,213,793
		16,173,181

Energy 6.0%
Anadarko Petroleum Corp.	8,433	382,352
Apache Corp.	5,508	263,998
Baker Hughes, Inc.	6,263	341,396
Cabot Oil & Gas Corp.	7,420	186,094
Chesapeake Energy Corp. *	6,356	31,589
Chevron Corp.	28,316	2,954,208
Cimarex Energy Co.	1,351	127,008
Concho Resources, Inc. *	2,100	255,213
ConocoPhillips	18,505	813,480
Security	Number of Shares	Value ($)
Devon Energy Corp.	7,932	253,586
EOG Resources, Inc.	8,375	758,105
EQT Corp.	2,600	152,334
Exxon Mobil Corp.	63,092	5,093,417
Halliburton Co.	12,695	542,204
Helmerich & Payne, Inc.	1,500	81,510
Hess Corp.	3,933	172,541
Kinder Morgan, Inc.	28,000	536,480
Marathon Oil Corp.	12,768	151,301
Marathon Petroleum Corp.	7,964	416,756
Murphy Oil Corp.	2,632	67,458
National Oilwell Varco, Inc.	5,401	177,909
Newfield Exploration Co. *	3,141	89,393
Noble Energy, Inc.	6,812	192,780
Occidental Petroleum Corp.	11,397	682,338
ONEOK, Inc.	5,627	293,504
Phillips 66	6,608	546,416
Pioneer Natural Resources Co.	2,485	396,556
Range Resources Corp.	1,814	42,030
Schlumberger Ltd.	20,994	1,382,245
TechnipFMC plc *	6,746	183,491
Tesoro Corp.	2,200	205,920
The Williams Cos., Inc.	12,190	369,113
Transocean Ltd. *	3,224	26,534
Valero Energy Corp.	6,665	449,621
		18,618,880

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	6,475	1,035,547
CVS Health Corp.	15,119	1,216,475
Sysco Corp.	7,464	375,663
The Kroger Co.	13,410	312,721
Wal-Mart Stores, Inc.	22,082	1,671,166
Walgreens Boots Alliance, Inc.	12,621	988,350
Whole Foods Market, Inc.	4,500	189,495
		5,789,417

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	28,606	2,130,289
Archer-Daniels-Midland Co.	8,235	340,764
Brown-Forman Corp., Class B	2,854	138,705
Campbell Soup Co.	3,045	158,797
ConAgra Foods, Inc.	6,278	224,501
Constellation Brands, Inc., Class A	2,520	488,200
Dr Pepper Snapple Group, Inc.	2,800	255,108
General Mills, Inc.	8,658	479,653
Hormel Foods Corp.	3,808	129,891
Kellogg Co.	3,800	263,948
McCormick & Co., Inc. — Non Voting Shares	1,600	156,016
Molson Coors Brewing Co., Class B	2,624	226,556
Mondelez International, Inc., Class A	22,596	975,921
Monster Beverage Corp. *	6,000	298,080
PepsiCo, Inc.	21,092	2,435,915
Philip Morris International, Inc.	22,871	2,686,199
Reynolds American, Inc.	12,094	786,594
The Coca-Cola Co.	57,645	2,585,378
The Hershey Co.	2,044	219,464
The JM Smucker Co.	1,646	194,771
The Kraft Heinz Co.	9,136	782,407
Tyson Foods, Inc., Class A	4,108	257,284
		16,214,441

Health Care Equipment & Services 5.8%
Abbott Laboratories	25,771	1,252,728
Aetna, Inc.	4,882	741,234

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Align Technology, Inc. *	1,200	180,144
AmerisourceBergen Corp.	2,360	223,091
Anthem, Inc.	3,936	740,480
Baxter International, Inc.	7,127	431,469
Becton, Dickinson & Co.	3,332	650,106
Boston Scientific Corp. *	19,977	553,762
C.R. Bard, Inc.	1,120	354,043
Cardinal Health, Inc.	4,624	360,302
Centene Corp. *	2,600	207,688
Cerner Corp. *	4,200	279,174
Cigna Corp.	3,791	634,575
Danaher Corp.	9,007	760,101
DaVita, Inc. *	2,230	144,415
Dentsply Sirona, Inc.	3,300	213,972
Edwards Lifesciences Corp. *	3,156	373,165
Envision Healthcare Corp. *	1,700	106,539
Express Scripts Holding Co. *	9,037	576,922
HCA Healthcare, Inc. *	4,200	366,240
Henry Schein, Inc. *	1,200	219,624
Hologic, Inc. *	4,200	190,596
Humana, Inc.	2,180	524,552
IDEXX Laboratories, Inc. *	1,300	209,846
Intuitive Surgical, Inc. *	551	515,389
Laboratory Corp. of America Holdings *	1,604	247,241
McKesson Corp.	3,118	513,036
Medtronic plc	20,305	1,802,069
Patterson Cos., Inc.	1,280	60,096
Quest Diagnostics, Inc.	1,960	217,874
Stryker Corp.	4,507	625,481
The Cooper Cos., Inc.	700	167,594
UnitedHealth Group, Inc.	14,281	2,647,983
Universal Health Services, Inc., Class B	1,300	158,704
Varian Medical Systems, Inc. *	1,300	134,147
Zimmer Biomet Holdings, Inc.	3,083	395,857
		17,780,239

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	3,800	197,144
Colgate-Palmolive Co.	13,178	976,885
Coty, Inc., Class A	7,300	136,948
Kimberly-Clark Corp.	5,313	685,961
The Clorox Co.	1,800	239,832
The Estee Lauder Cos., Inc., Class A	3,200	307,136
The Procter & Gamble Co.	37,710	3,286,427
		5,830,333

Insurance 2.8%
Aflac, Inc.	5,963	463,206
American International Group, Inc.	12,993	812,322
Aon plc	3,810	506,539
Arthur J. Gallagher & Co.	2,500	143,125
Assurant, Inc.	800	82,952
Chubb Ltd.	6,790	987,130
Cincinnati Financial Corp.	2,199	159,318
Everest Re Group Ltd.	600	152,754
Lincoln National Corp.	3,262	220,446
Loews Corp.	3,891	182,138
Marsh & McLennan Cos., Inc.	7,498	584,544
MetLife, Inc.	16,162	887,940
Principal Financial Group, Inc.	4,163	266,723
Prudential Financial, Inc.	6,414	693,610
The Allstate Corp.	5,421	479,433
The Hartford Financial Services Group, Inc.	5,615	295,181
The Progressive Corp.	8,773	386,802
The Travelers Cos., Inc.	4,039	511,055
Torchmark Corp.	1,600	122,400
Security	Number of Shares	Value ($)
Unum Group	3,453	161,013
Willis Towers Watson plc	1,941	282,338
XL Group Ltd.	4,100	179,580
		8,560,549

Materials 2.8%
Air Products & Chemicals, Inc.	3,209	459,080
Albemarle Corp.	1,588	167,598
Avery Dennison Corp.	1,300	114,881
Ball Corp.	5,318	224,473
CF Industries Holdings, Inc.	3,575	99,957
E.I. du Pont de Nemours & Co.	12,900	1,041,159
Eastman Chemical Co.	2,200	184,778
Ecolab, Inc.	3,897	517,327
FMC Corp.	2,000	146,100
Freeport-McMoRan, Inc. *	20,077	241,125
International Flavors & Fragrances, Inc.	1,100	148,500
International Paper Co.	6,298	356,530
LyondellBasell Industries N.V., Class A	4,863	410,389
Martin Marietta Materials, Inc.	900	200,322
Monsanto Co.	6,662	788,514
Newmont Mining Corp.	8,052	260,804
Nucor Corp.	4,699	271,931
PPG Industries, Inc.	3,908	429,724
Praxair, Inc.	4,187	554,987
Sealed Air Corp.	2,828	126,581
The Dow Chemical Co.	16,405	1,034,663
The Mosaic Co.	4,400	100,452
The Sherwin-Williams Co.	1,193	418,695
Vulcan Materials Co.	1,955	247,659
WestRock Co.	3,628	205,562
		8,751,791

Media 3.0%
CBS Corp., Class B — Non Voting Shares	5,380	343,136
Charter Communications, Inc., Class A *	3,200	1,077,920
Comcast Corp., Class A	69,884	2,719,885
Discovery Communications, Inc., Class A *	2,300	59,409
Discovery Communications, Inc., Class C *	3,900	98,319
DISH Network Corp., Class A *	3,400	213,384
News Corp., Class A	5,148	70,528
News Corp., Class B	2,000	28,300
Omnicom Group, Inc.	3,340	276,886
Scripps Networks Interactive, Inc., Class A	1,500	102,465
The Interpublic Group of Cos., Inc.	5,697	140,146
The Walt Disney Co.	21,458	2,279,913
Time Warner, Inc.	11,427	1,147,385
Twenty-First Century Fox, Inc., Class A	15,958	452,250
Twenty-First Century Fox, Inc., Class B	7,500	209,025
Viacom, Inc., Class B	5,416	181,815
		9,400,766

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	23,809	1,726,391
Agilent Technologies, Inc.	4,601	272,885
Alexion Pharmaceuticals, Inc. *	3,339	406,256
Allergan plc	4,997	1,214,721
Amgen, Inc.	11,003	1,895,047
Biogen, Inc. *	3,186	864,553
Bristol-Myers Squibb Co.	24,673	1,374,780
Celgene Corp. *	11,475	1,490,258
Eli Lilly & Co.	14,405	1,185,531
Gilead Sciences, Inc.	19,361	1,370,372
Illumina, Inc. *	2,200	381,744
Incyte Corp. *	2,500	314,775

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Johnson & Johnson	39,910	5,279,694
Mallinckrodt plc *	1,400	62,734
Merck & Co., Inc.	40,527	2,597,375
Mettler-Toledo International, Inc. *	380	223,645
Mylan N.V. *	6,691	259,745
PerkinElmer, Inc.	1,500	102,210
Perrigo Co., plc	1,834	138,504
Pfizer, Inc.	88,476	2,971,909
Regeneron Pharmaceuticals, Inc. *	1,137	558,426
Thermo Fisher Scientific, Inc.	5,750	1,003,202
Vertex Pharmaceuticals, Inc. *	3,601	464,061
Waters Corp. *	1,200	220,608
Zoetis, Inc.	7,322	456,746
		26,836,172

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	1,350	162,635
American Tower Corp.	6,248	826,735
Apartment Investment & Management Co., Class A	2,677	115,031
AvalonBay Communities, Inc.	2,008	385,877
Boston Properties, Inc.	2,309	284,053
CBRE Group, Inc., Class A *	4,300	156,520
Crown Castle International Corp.	5,703	571,327
Digital Realty Trust, Inc.	2,400	271,080
Equinix, Inc.	1,168	501,259
Equity Residential	5,500	362,065
Essex Property Trust, Inc.	1,000	257,270
Extra Space Storage, Inc.	1,700	132,600
Federal Realty Investment Trust	946	119,565
GGP, Inc.	8,600	202,616
HCP, Inc.	7,116	227,427
Host Hotels & Resorts, Inc.	10,460	191,104
Iron Mountain, Inc.	3,787	130,121
Kimco Realty Corp.	6,720	123,312
Mid-America Apartment Communities, Inc.	1,600	168,608
Prologis, Inc.	7,710	452,114
Public Storage	2,152	448,757
Realty Income Corp.	3,900	215,202
Regency Centers Corp.	2,000	125,280
Simon Property Group, Inc.	4,701	760,434
SL Green Realty Corp.	1,500	158,700
The Macerich Co.	1,807	104,914
UDR, Inc.	4,600	179,262
Ventas, Inc.	5,219	362,616
Vornado Realty Trust	2,560	240,384
Welltower, Inc.	5,262	393,861
Weyerhaeuser Co.	11,194	374,999
		9,005,728

Retailing 5.4%
Advance Auto Parts, Inc.	1,000	116,590
Amazon.com, Inc. *	5,895	5,706,360
AutoNation, Inc. *	900	37,944
AutoZone, Inc. *	400	228,184
Bed Bath & Beyond, Inc.	2,316	70,406
Best Buy Co., Inc.	4,221	241,990
CarMax, Inc. *	2,726	171,902
Dollar General Corp.	3,785	272,861
Dollar Tree, Inc. *	3,334	233,113
Expedia, Inc.	1,850	275,557
Foot Locker, Inc.	1,900	93,632
Genuine Parts Co.	2,100	194,796
Kohl's Corp.	2,682	103,713
L Brands, Inc.	3,564	192,064
LKQ Corp. *	4,500	148,275
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	12,673	982,538
Macy's, Inc.	4,322	100,443
Netflix, Inc. *	6,337	946,811
Nordstrom, Inc.	1,750	83,702
O'Reilly Automotive, Inc. *	1,309	286,331
Ross Stores, Inc.	5,678	327,791
Signet Jewelers Ltd. (b)	1,100	69,564
Staples, Inc.	9,750	98,182
Target Corp.	8,376	437,981
The Gap, Inc.	3,476	76,437
The Home Depot, Inc.	17,874	2,741,872
The Priceline Group, Inc. *	719	1,344,904
The TJX Cos., Inc.	9,720	701,492
Tiffany & Co.	1,526	143,246
Tractor Supply Co.	1,900	102,999
TripAdvisor, Inc. *	1,500	57,300
Ulta Salon, Cosmetics & Fragrance, Inc. *	890	255,733
		16,844,713

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	11,600	144,768
Analog Devices, Inc.	5,726	445,483
Applied Materials, Inc.	15,655	646,708
Broadcom Ltd.	5,874	1,368,936
Intel Corp.	69,684	2,351,138
KLA-Tencor Corp.	2,200	201,322
Lam Research Corp.	2,412	341,129
Microchip Technology, Inc.	3,400	262,412
Micron Technology, Inc. *	15,057	449,602
NVIDIA Corp.	8,968	1,296,414
Qorvo, Inc. *	1,950	123,474
QUALCOMM, Inc.	21,850	1,206,557
Skyworks Solutions, Inc.	2,800	268,660
Texas Instruments, Inc.	14,768	1,136,102
Xilinx, Inc.	3,513	225,956
		10,468,661

Software & Services 13.3%
Accenture plc, Class A	9,234	1,142,061
Activision Blizzard, Inc.	10,200	587,214
Adobe Systems, Inc. *	7,335	1,037,462
Akamai Technologies, Inc. *	2,375	118,299
Alliance Data Systems Corp.	816	209,459
Alphabet, Inc., Class A *	4,438	4,125,920
Alphabet, Inc., Class C *	4,430	4,025,674
ANSYS, Inc. *	1,200	146,016
Autodesk, Inc. *	2,820	284,312
Automatic Data Processing, Inc.	6,615	677,773
CA, Inc.	4,544	156,632
Citrix Systems, Inc. *	2,260	179,851
Cognizant Technology Solutions Corp., Class A	9,040	600,256
CSRA, Inc.	1,900	60,325
DXC Technology Co.	4,119	316,010
eBay, Inc. *	14,997	523,695
Electronic Arts, Inc. *	4,552	481,237
Facebook, Inc., Class A *	35,053	5,292,302
Fidelity National Information Services, Inc.	4,800	409,920
Fiserv, Inc. *	3,120	381,701
Gartner, Inc. *	1,300	160,563
Global Payments, Inc.	2,300	207,736
International Business Machines Corp.	12,678	1,950,257
Intuit, Inc.	3,596	477,585
MasterCard, Inc., Class A	13,886	1,686,455
Microsoft Corp.	114,562	7,896,759
Oracle Corp.	44,362	2,224,311

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Paychex, Inc.	4,646	264,543
PayPal Holdings, Inc. *	16,597	890,761
Red Hat, Inc. *	2,874	275,185
salesforce.com, Inc. *	9,769	845,995
Symantec Corp.	9,187	259,533
Synopsys, Inc. *	2,100	153,153
The Western Union Co.	6,559	124,949
Total System Services, Inc.	2,400	139,800
VeriSign, Inc. *	1,425	132,468
Visa, Inc., Class A	27,284	2,558,693
		41,004,865

Technology Hardware & Equipment 5.5%
Amphenol Corp., Class A	4,400	324,808
Apple, Inc.	77,421	11,150,172
Cisco Systems, Inc.	73,661	2,305,589
Corning, Inc.	13,765	413,638
F5 Networks, Inc. *	895	113,719
FLIR Systems, Inc.	2,334	80,897
Harris Corp.	1,800	196,344
Hewlett Packard Enterprise Co.	24,669	409,259
HP, Inc.	24,769	432,962
Juniper Networks, Inc.	5,600	156,128
Motorola Solutions, Inc.	2,449	212,426
NetApp, Inc.	3,900	156,195
Seagate Technology plc	4,279	165,811
TE Connectivity Ltd.	5,232	411,654
Western Digital Corp.	4,261	377,525
Xerox Corp.	3,566	102,451
		17,009,578

Telecommunication Services 2.1%
AT&T, Inc.	91,228	3,442,033
CenturyLink, Inc.	7,885	188,294
Level 3 Communications, Inc. *	4,267	253,033
Verizon Communications, Inc.	60,538	2,703,627
		6,586,987

Transportation 2.3%
Alaska Air Group, Inc.	1,800	161,568
American Airlines Group, Inc.	7,481	376,444
C.H. Robinson Worldwide, Inc.	2,200	151,096
CSX Corp.	13,501	736,615
Delta Air Lines, Inc.	10,922	586,948
Expeditors International of Washington, Inc.	2,600	146,848
FedEx Corp.	3,585	779,128
JB Hunt Transport Services, Inc.	1,192	108,925
Kansas City Southern	1,600	167,440
Norfolk Southern Corp.	4,200	511,140
Southwest Airlines Co.	8,873	551,368
Union Pacific Corp.	12,056	1,313,019
United Continental Holdings, Inc. *	4,300	323,575
United Parcel Service, Inc., Class B	10,258	1,134,432
		7,048,546

Utilities 3.1%
AES Corp.	9,089	100,979
Alliant Energy Corp.	3,211	128,986
Ameren Corp.	3,700	202,279
American Electric Power Co., Inc.	7,169	498,030
American Water Works Co., Inc.	2,700	210,465
CenterPoint Energy, Inc.	6,450	176,601
CMS Energy Corp.	4,096	189,440
Consolidated Edison, Inc.	4,535	366,519
Security	Number of Shares	Value ($)
Dominion Resources, Inc.	9,126	699,325
DTE Energy Co.	2,738	289,653
Duke Energy Corp.	10,337	864,070
Edison International	4,680	365,929
Entergy Corp.	2,527	193,998
Eversource Energy	5,036	305,736
Exelon Corp.	14,460	521,572
FirstEnergy Corp.	6,881	200,650
NextEra Energy, Inc.	6,832	957,368
NiSource, Inc.	4,992	126,597
NRG Energy, Inc.	4,386	75,527
PG&E Corp.	7,714	511,978
Pinnacle West Capital Corp.	1,550	131,998
PPL Corp.	9,867	381,458
Public Service Enterprise Group, Inc.	7,414	318,876
SCANA Corp.	2,200	147,422
Sempra Energy	3,631	409,395
The Southern Co.	14,529	695,649
WEC Energy Group, Inc.	5,096	312,793
Xcel Energy, Inc.	7,533	345,614
		9,728,907
Total Common Stock
(Cost $148,869,228)		307,757,197

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.86% (c)	128,912	128,912
Total Other Investment Company
(Cost $128,912)		128,912
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
BNP Paribas
0.58%, 07/03/17 (d)	825,524	825,524
Total Short-Term Investment
(Cost $825,524)		825,524

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $152,083,661 and the unrealized appreciation and depreciation were $159,459,265 and ($2,831,293), respectively, with a net unrealized appreciation of $156,627,972.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $127,101.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

In addition to the above, the fund held the following at 06/30/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long expires 09/15/17	11	1,331,495	(6,760)

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$307,757,197	$—	$—	$307,757,197
Other Investment Companies[1]	128,912	—	—	128,912
Short-Term Investments[1]	—	825,524	—	825,524
Total	$307,886,109	$825,524	$—	$308,711,633
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($6,760)	$—	$—	($6,760)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investment in affiliated issuer, at value (cost $272,027)		$753,905
Investments in unaffiliated issuers, at value (cost $149,422,725) including securities on loan of $127,101		307,828,816
Collateral invested for securities on loan, at value (cost $128,912)	+	128,912
Total investments, at value (cost $149,823,664)		308,711,633
Deposit with broker for futures contracts		140,800
Receivables:
Fund shares sold		384,913
Dividends		305,609
Variation margin on futures contracts		666
Income from securities on loan		387
Interest	+	14
Total assets		309,544,022
Liabilities
Collateral held for securities on loan		128,912
Payables:
Investments bought		121,114
Investment adviser and administrator fees		7,659
Fund shares redeemed		242,847
Accrued expenses	+	647
Total liabilities		501,179
Net Assets
Total assets		309,544,022
Total liabilities	–	501,179
Net assets		$309,042,843
Net Assets by Source
Capital received from investors		149,825,658
Net investment income not yet distributed		3,062,868
Net realized capital losses		(2,726,892)
Net unrealized capital appreciation		158,881,209

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$309,042,843		8,713,034		$35.47

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$2,808
Dividends received from unaffiliated issuers		3,043,329
Interest		2,689
Securities on loan, net	+	1,778
Total investment income		3,050,604
Expenses 1
Investment adviser and administrator fees		100,394
Independent trustees' fees		7,450
Professional fees		6,983
Portfolio accounting fees		5,961
Index fees		5,057
Shareholder reports		3,086
Custodian fees		1,882
Transfer agent fees		576
Other expenses	+	1,311
Total expenses	–	132,700
Net investment income		2,917,904
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated issuers		(104,123)
Net realized gains on futures contracts	+	88,512
Net realized losses		(15,611)
Net change in unrealized appreciation (depreciation) on affiliated issuer		61,246
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		23,148,718
Net change in unrealized appreciation (depreciation) on futures contracts	+	13,552
Net change in unrealized appreciation (depreciation)	+	23,223,516
Net realized and unrealized gains		23,207,905
Increase in net assets resulting from operations		$26,125,809
[1]	See financial note 2(e) and financial note 4.

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$2,917,904	$5,167,806
Net realized gains (losses)		(15,611)	2,789,391
Net change in unrealized appreciation (depreciation)	+	23,223,516	21,235,240
Increase in net assets from operations		26,125,809	29,192,437
Distributions to Shareholders
Distributions from net investment income		(5,086,309)	(4,586,677)
Distributions from net realized gains	+	(77,143)	—
Total distributions		($5,163,452)	($4,586,677)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		596,734	$20,921,821	1,429,495	$44,036,804
Shares reinvested		145,572	5,163,452	149,647	4,586,677
Shares redeemed	+	(562,273)	(19,678,235)	(1,189,674)	(36,561,036)
Net transactions in fund shares		180,033	$6,407,038	389,468	$12,062,445
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,533,001	$281,673,448	8,143,533	$245,005,243
Total increase	+	180,033	27,369,395	389,468	36,668,205
End of period		8,713,034	$309,042,843	8,533,001	$281,673,448
Net investment income not yet distributed			$3,062,868		$5,231,273

Schwab S&P 500 Index Portfolio  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2017, 100% of the fund's shares were held through a separate account of one insurance company. Subscriptions and redemptions of this insurance separate account could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue.
As of June 30, 2017, the fund had securities on loan, all of which were classified as common stocks. The values of these securities on loan and the related collateral, if any, are disclosed in the fund's Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in the fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Prior to March 1, 2017, expenses that were specific to the fund were charged directly to the fund. Expenses that were common to all funds within the trust were allocated among the funds in proportion to their average daily net assets.
Effective March 1, 2017, pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the fund, CSIM pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Security Lending Risk. Securities lending risk involves the risk of loss of rights in, or delay in recovery of the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as the fund's investment adviser and administrator pursuant to an Advisory Agreement between CSIM and the trust.
Effective March 1, 2017, for its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund's average daily net assets.
Prior to March 1, 2017, for its advisory and administrative services to the fund, CSIM was entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.07%, as a percentage of the fund's average daily net assets.
Investments in Affiliates
The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of CSC if that company is included in its index. Below is the summary of investment activities involving CSC shares during the report period:
Fund	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 01/01/17 to 06/30/17	Dividends Received 01/01/17 to 06/30/17
Schwab S&P 500 Index Portfolio	17,549	—	—	17,549	$753,905	$—	$2,808
Interfund Transactions
The fund may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2017, the fund's total aggregate security transactions with other Schwab funds was $648,794 and includes realized losses of ($35,000).
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. Effective March 1, 2017, the fund does not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. Prior to March 1, 2017, the fund paid independent trustees, as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. Effective March 1, 2017, where applicable, CSIM paid the commitment fee and any interest expense charged on any borrowings by the fund.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense. Since March 1, 2017, where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$8,849,727	$3,562,644

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at June 30, 2017 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended June 30, 2017, the month-end average contract values of futures contracts held by the fund and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Portfolio	$1,855,841	16

9. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

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Financial Notes, unaudited (continued)

10. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
Approval of Amendment to Investment Advisory Agreement
At a meeting held on February 28, 2017, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amendment to the Agreement with respect to the Fund to reflect a reduction to the rate paid by the Trust to CSIM as compensation for CSIM's services rendered to the Fund. The Board reviewed materials provided by CSIM and also took into account the detailed information that the Board reviewed at the May 9, 2016, June 1, 2016 and January 18, 2017 meetings during the course of its consideration and approval of the renewal of the Agreement and approval of the amendment to the Agreement. Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the amendment to the Agreement with respect to the Fund and concluded the change to the rate paid by the Trust to CSIM as compensation for CSIM's services rendered to the Fund would not result in any reduction in the nature or quality of services provided by CSIM under the Agreement.
Approval of Renewal of Investment Advisory Agreement
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded,

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within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Schwab S&P 500 Index Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Schwab S&P 500 Index Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Schwab S&P 500 Index Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Schwab S&P 500 Index Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab S&P 500 Index Portfolio  |  Semiannual Report

Notes

Semiannual Report  |  June 30, 2017
Schwab VIT Balanced Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM).

Schwab VIT Balanced Portfolio
The Investment Environment

Over the six-month reporting period ended June 30, 2017, both equity and fixed-income markets generated positive returns. Global stock markets had one of their strongest first-half performances in years, with U.S. equities rallying on expectations of policy changes from the Trump administration and international stocks benefitting from a weaker U.S. dollar and generally accommodative central bank policies. U.S. bond yields remained low, but above those of many international government-backed securities. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.34%, while the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 13.81%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 5.91%.
U.S. economic data was relatively steady over the reporting period. However, “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indices, remained disconnected. Nonfarm payrolls and wage growth data were stubbornly average each month, while GDP fell in the first quarter. In contrast, the Conference Board’s Consumer Confidence Index® continued to indicate high levels of consumer optimism, and the CBOE Volatility Index® (or VIX®), a gauge of equity market volatility, fell to levels not seen in over 20 years. According to the National Federation of Independent Business Small Business Economic Trends Report, small business optimism remained at the near record levels hit soon after the U.S. presidential election last November.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2017

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab VIT Balanced Portfolio
The Investment Environment (continued)

Stock markets in the U.S. generally rose over the six-month reporting period. Expectations of policy changes from the Trump administration, including tax reform, increased fiscal and infrastructure spending, and decreased financial regulation, drove much of this rally in U.S. equities. Also supporting U.S. stocks were strong corporate results, with more than 75% of S&P 500 Index firms announcing better-than-expected earnings for the first quarter of 2017. As the reporting period continued, however, delays and other setbacks in Washington stalled meaningful progress in many key policy areas, increasing uncertainty and contributing to muted U.S. equity gains in recent months.
Over the reporting period, U.S. monetary policy remained relatively accommodative, though the Federal Reserve (Fed) took several tightening steps toward a more normalized policy environment. In March, the Fed raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum,” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period, leading many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the continued easy policy stance.
During the six-month reporting period, U.S. bond yields remained low relative to historical averages. Short-term rates, which are directly influenced by central bank policy, rose in response to both federal funds rate increases in March and in June. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields generally fell. However, in the last days of the reporting period, longer-term yields ticked up in response to the ECB’s stated stance on potential eurozone policy changes.
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Schwab VIT Balanced Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the fund. She has managed the fund since its inception. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab VIT Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab VIT Balanced Portfolio (07/25/12)	4.93%	6.02%	2.31%	4.79%
VIT Balanced Composite Index	4.98%	6.71%	2.99%	5.51%
S&P 500 Index	9.34%	17.90%	9.61%	15.23%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.48%	1.94%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	5.54%	7.65%	3.29%	5.77%
Fund Expense Ratio[3]: 0.68%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.11% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Balanced Portfolio  |  Semiannual Report

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of June 30, 2017

Statistics
Number of Holdings	15
Portfolio Turnover Rate[1]	4%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Balanced Portfolio  |  Semiannual Report

Schwab VIT Balanced Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab VIT Balanced Portfolio
Actual Return	0.56%	$1,000.00	$1,049.30	$2.85
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.02	$2.81

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Does not include acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab VIT Balanced Portfolio  |  Semiannual Report

Schwab VIT Balanced Portfolio
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$11.66	$11.25	$11.61	$11.21	$10.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04 [2]	0.15 [2]	0.13 [2]	0.15 [2]	0.17 [2]	0.08
Net realized and unrealized gains (losses)	0.54	0.38	(0.36)	0.31	0.55	0.42
Total from investment operations	0.58	0.53	(0.23)	0.46	0.72	0.50
Less distributions:
Distributions from net investment income	(0.15)	(0.12)	(0.12)	(0.06)	(0.01)	—
Distributions from net realized gains	(0.09)	(0.00) [3]	(0.01)	(0.00) [3]	—	—
Total distributions	(0.24)	(0.12)	(0.13)	(0.06)	(0.01)	—
Net asset value at end of period	$12.00	$11.66	$11.25	$11.61	$11.21	$10.50
Total return	4.93% [4]	4.78%	(2.00%)	4.15%	6.89%	5.00% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.56% [6]	0.57%	0.58%	0.57%	0.58%	0.58% [6]
Gross operating expenses[5]	0.56% [6]	0.57%	0.65%	0.70%	1.07%	10.58% [6]
Net investment income (loss)	0.68% [6]	1.28%	1.15%	1.29%	1.55%	3.94% [6]
Portfolio turnover rate	4% [4]	54% [7]	9%	14%	18%	1% [4]
Net assets, end of period (x 1,000,000)	$58	$56	$50	$44	$28	$2

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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Schwab VIT Balanced Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	52,584,477	56,952,144
2.1%	Short-Term Investments	1,186,140	1,186,140
100.1%	Total Investments	53,770,617	58,138,284
(0.1%)	Other Assets and Liabilities, Net		(47,491)
100.0%	Net Assets		58,090,793

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets

U.S. Stocks 20.0%
Large-Cap 15.0%
Schwab U.S. Large-Cap ETF (a)	150,780	8,710,561
Micro-Cap 1.0%
iShares Micro-Cap ETF	6,793	604,101
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF (a)	36,025	2,302,358
		11,617,020

International Stocks 18.1%
Developed-Market Large-Cap 11.0%
Schwab International Equity ETF (a)	201,644	6,408,246
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	35,275	1,186,298
Emerging-Market 5.1%
Schwab Emerging Markets Equity ETF (a)	117,889	2,929,542
		10,524,086

Real Assets 9.0%
Commodity 3.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	358,688	1,728,876
Real Estate 6.0%
Schwab U.S. REIT ETF (a)	84,619	3,487,149
		5,216,025

Fixed Income 37.9%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF (a)	20,916	1,151,635
Intermediate-Term Bond 34.0%
Schwab U.S. Aggregate Bond ETF (a)	377,958	19,748,306
Security	Number of Shares	Value ($)
International Developed-Market Bond 1.9%
SPDR Bloomberg Barclays International Treasury Bond ETF *	41,640	1,150,513
		22,050,454

Money Market Fund 13.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	7,543,050	7,544,559
Total Other Investment Companies
(Cost $52,584,477)		56,952,144
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
BNP Paribas
0.58%, 07/03/17 (c)	578,810	578,810
Citibank
0.58%, 07/03/17 (c)	578,810	578,810
Wells Fargo
0.58%, 07/03/17 (c)	28,520	28,520
Total Short-Term Investments
(Cost $1,186,140)		1,186,140

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $54,123,552 and the unrealized appreciation and depreciation were $4,750,056 and ($735,324), respectively, with a net unrealized appreciation of $4,014,732.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

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Schwab VIT Balanced Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$56,952,144	$—	$—	$56,952,144
Short-Term Investments[1]	—	1,186,140	—	1,186,140
Total	$56,952,144	$1,186,140	$—	$58,138,284
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
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Schwab VIT Balanced Portfolio  |  Semiannual Report
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Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $48,845,887)		$53,468,654
Investments in unaffiliated issuers, at value (cost $4,924,730)	+	4,669,630
Total investments, at value (cost $53,770,617)		58,138,284
Receivables:
Fund shares sold		183,027
Dividends		3,335
Interest	+	20
Total assets		58,324,666
Liabilities
Payables:
Investments bought		190,054
Investment adviser and administrator fees		21,277
Fund shares redeemed		2,736
Accrued expenses	+	19,806
Total liabilities		233,873
Net Assets
Total assets		58,324,666
Total liabilities	–	233,873
Net assets		$58,090,793
Net Assets by Source
Capital received from investors		53,792,311
Net investment income not yet distributed		193,614
Net realized capital losses		(262,799)
Net unrealized capital appreciation		4,367,667

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$58,090,793		4,839,289		$12.00

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Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$349,421
Dividends received from unaffiliated underlying funds		1,312
Interest	+	1,873
Total investment income		352,606
Expenses
Investment adviser and administrator fees		127,932
Professional fees		15,477
Independent trustees' fees		6,454
Shareholder reports		3,899
Portfolio accounting fees		2,645
Custodian fees		1,172
Transfer agent fees		620
Registration fees		58
Other expenses	+	575
Total expenses	–	158,832
Net investment income		193,774
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		135,220
Net realized losses on sales of unaffiliated underlying funds	+	(51,143)
Net realized gains		84,077
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		2,432,477
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	60,697
Net change in unrealized appreciation (depreciation)	+	2,493,174
Net realized and unrealized gains		2,577,251
Increase in net assets resulting from operations		$2,771,025
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Schwab VIT Balanced Portfolio  |  Semiannual Report
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Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$193,774	$698,767
Net realized gains		84,077	343,983
Net change in unrealized appreciation (depreciation)	+	2,493,174	1,574,832
Increase in net assets from operations		2,771,025	2,617,582
Distributions to Shareholders
Distributions from net investment income		(698,694)	(580,069)
Distributions from net realized gains	+	(416,748)	(16,519)
Total distributions		($1,115,442)	($596,588)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		351,146	$4,221,456	990,949	$11,276,011
Shares reinvested		92,954	1,115,442	51,697	596,588
Shares redeemed	+	(442,687)	(5,315,875)	(612,427)	(7,077,971)
Net transactions in fund shares		1,413	$21,023	430,219	$4,794,628
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,837,876	$56,414,187	4,407,657	$49,598,565
Total increase	+	1,413	1,676,606	430,219	6,815,622
End of period		4,839,289	$58,090,793	4,837,876	$56,414,187
Net investment income not yet distributed			$193,614		$698,534
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Schwab VIT Balanced Portfolio  |  Semiannual Report
See financial notes

Schwab VIT Balanced Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2017, 100% of the fund's shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
security’ s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance, expenses and risks of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will depend on the fund’s overall asset allocation and underlying fund allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalization tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund's investment being adversely affected.
•   Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company's prospects for growth of revenue and earnings. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
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Schwab VIT Balanced Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2017, the Schwab VIT Balanced Portfolio's ownership percentages of other related funds' shares are:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.5%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.8%
*	Less than 0.05%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended June 30, 2017.
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 01/01/17 to 06/30/17	Distributions Received* 01/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	124,405	6,418	(12,934)	117,889	$2,929,542	($12,253)	$—
Schwab International Equity ETF	221,738	8,431	(28,525)	201,644	6,408,246	(21,759)	—
Schwab International Small-Cap Equity ETF	37,382	1,346	(3,453)	35,275	1,186,298	5,343	—
Schwab U.S. Aggregate Bond ETF	371,730	16,354	(10,126)	377,958	19,748,306	(15,371)	194,029
Schwab U.S. Large-Cap ETF	161,199	7,516	(17,935)	150,780	8,710,561	126,153	76,057
Schwab U.S. REIT ETF	85,521	4,366	(5,268)	84,619	3,487,149	15,874	29,266
Schwab U.S. Small-Cap ETF	39,408	2,098	(5,481)	36,025	2,302,358	39,953	13,918
Schwab U.S. TIPS ETF	20,379	2,353	(1,816)	20,916	1,151,635	(2,720)	4,527
Schwab Variable Share Price Money Fund, Ultra Shares	7,514,841	28,209	—	7,543,050	7,544,559	—	31,624
Total					$53,468,654	$135,220	$349,421
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$2,376,711	$3,636,250

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to Schwab VIT Balanced Portfolio (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted

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that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab VIT Balanced Portfolio
Glossary

Bloomberg Barclays Global Treasury ex-U.S. Index  An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.
Bloomberg Barclays High Yield Very Liquid Index  An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/ BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.
Bloomberg Barclays U.S. Aggregate: Agencies Index  An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. 3 – 10 Year Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years but less than 10 years, are rated investment grade and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Citigroup Non-U.S. Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately the largest 750 stocks and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of real estate investment trusts (REITs). REITs are real estate companies that own and commonly operate income-producing commercial and/or residential real estate. The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the U.S. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-cap companies in developed countries, excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large- and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

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Schwab VIT Balanced Portfolio
Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 2% Bloomberg Barclays Global Treasury ex-U.S. Capped Index, 34% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index, 2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 3% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow
Jones U.S. Small-Cap Total Stock Market Index, 5% FTSE All Emerging Index (Net), 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 12% Bloomberg Barclays U.S. 3–10 Year Treasury Bond Index, 2% Bloomberg Barclays U.S. Aggregate: Agencies Index, 6% Bloomberg Barclays U.S. Credit Index, 13% Bloomberg Barclays U.S. Mortgage Backed Securities Index, 2% Bloomberg Barclays Global Treasury ex-U.S. Capped Index, 1% Bloomberg Barclays High Yield Bond Very Liquid Index, 15% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index.

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Schwab VIT Balanced Portfolio  |  Semiannual Report

Notes

Notes

Semiannual Report  |  June 30, 2017
Schwab VIT Balanced with Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM).

Schwab VIT Balanced with Growth Portfolio
The Investment Environment

Over the six-month reporting period ended June 30, 2017, both equity and fixed-income markets generated positive returns. Global stock markets had one of their strongest first-half performances in years, with U.S. equities rallying on expectations of policy changes from the Trump administration and international stocks benefitting from a weaker U.S. dollar and generally accommodative central bank policies. U.S. bond yields remained low, but above those of many international government-backed securities. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.34%, while the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 13.81%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 5.91%.
U.S. economic data was relatively steady over the reporting period. However, “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indices, remained disconnected. Nonfarm payrolls and wage growth data were stubbornly average each month, while GDP fell in the first quarter. In contrast, the Conference Board’s Consumer Confidence Index® continued to indicate high levels of consumer optimism, and the CBOE Volatility Index® (or VIX®), a gauge of equity market volatility, fell to levels not seen in over 20 years. According to the National Federation of Independent Business Small Business Economic Trends Report, small business optimism remained at the near record levels hit soon after the U.S. presidential election last November.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2017

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab VIT Balanced with Growth Portfolio
The Investment Environment (continued)

Stock markets in the U.S. generally rose over the six-month reporting period. Expectations of policy changes from the Trump administration, including tax reform, increased fiscal and infrastructure spending, and decreased financial regulation, drove much of this rally in U.S. equities. Also supporting U.S. stocks were strong corporate results, with more than 75% of S&P 500 Index firms announcing better-than-expected earnings for the first quarter of 2017. As the reporting period continued, however, delays and other setbacks in Washington stalled meaningful progress in many key policy areas, increasing uncertainty and contributing to muted U.S. equity gains in recent months.
Over the reporting period, U.S. monetary policy remained relatively accommodative, though the Federal Reserve (Fed) took several tightening steps toward a more normalized policy environment. In March, the Fed raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum,” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period, leading many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the continued easy policy stance.
During the six-month reporting period, U.S. bond yields remained low relative to historical averages. Short-term rates, which are directly influenced by central bank policy, rose in response to both federal funds rate increases in March and in June. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields generally fell. However, in the last days of the reporting period, longer-term yields ticked up in response to the ECB’s stated stance on potential eurozone policy changes.
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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the fund. She has managed the fund since its inception. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report

Schwab VIT Balanced with Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/12)	6.61%	9.35%	2.94%	6.54%
VIT Balanced with Growth Composite Index	6.54%	9.93%	3.56%	7.33%
S&P 500 Index	9.34%	17.90%	9.61%	15.23%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.48%	1.94%
Fund Category: Morningstar Allocation – 50% to 70% Equity[2]	7.24%	11.29%	4.65%	8.67%
Fund Expense Ratio[3]: 0.61%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.10% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of June 30, 2017

Statistics
Number of Holdings	14
Portfolio Turnover Rate[1]	3%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab VIT Balanced with Growth Portfolio
Actual Return	0.51%	$1,000.00	$1,066.10	$2.61
Hypothetical 5% Return	0.51%	$1,000.00	$1,022.27	$2.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Does not include acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$12.38	$11.80	$12.26	$11.86	$10.71	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04 [2]	0.19 [2]	0.17 [2]	0.19 [2]	0.23 [2]	0.09
Net realized and unrealized gains (losses)	0.78	0.56	(0.47)	0.30	0.93	0.62
Total from investment operations	0.82	0.75	(0.30)	0.49	1.16	0.71
Less distributions:
Distributions from net investment income	(0.18)	(0.16)	(0.15)	(0.09)	(0.01)	—
Distributions from net realized gains	(0.08)	(0.01)	(0.01)	(0.00) [3]	—	—
Total distributions	(0.26)	(0.17)	(0.16)	(0.09)	(0.01)	—
Net asset value at end of period	$12.94	$12.38	$11.80	$12.26	$11.86	$10.71
Total return	6.61% [4]	6.38%	(2.47%)	4.15%	10.79%	7.10% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.51% [6]	0.51%	0.53%	0.55%	0.58%	0.58% [6]
Gross operating expenses[5]	0.51% [6]	0.51%	0.55%	0.57%	0.75%	16.10% [6]
Net investment income (loss)	0.67% [6]	1.55%	1.41%	1.53%	2.07%	4.80% [6]
Portfolio turnover rate	3% [4]	33% [7]	7%	8%	14%	1% [4]
Net assets, end of period (x 1,000,000)	$139	$133	$116	$99	$70	$2

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	122,794,397	136,408,107
2.0%	Short-Term Investments	2,690,072	2,690,072
100.1%	Total Investments	125,484,469	139,098,179
(0.1%)	Other Assets and Liabilities, Net		(94,453)
100.0%	Net Assets		139,003,726

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets

U.S. Stocks 29.2%
Large-Cap 22.1%
Schwab U.S. Large-Cap ETF (a)	531,310	30,693,779
Micro-Cap 1.0%
iShares Micro-Cap ETF	15,995	1,422,435
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF (a)	133,208	8,513,323
		40,629,537

International Stocks 26.4%
Developed-Market Large-Cap 17.2%
Schwab International Equity ETF (a)	750,143	23,839,545
Developed-Market Small-Cap 3.1%
Schwab International Small-Cap Equity ETF (a)	130,070	4,374,254
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF (a)	340,680	8,465,898
		36,679,697

Real Assets 9.7%
Commodity 3.7%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,067,082	5,143,334
Real Estate 6.0%
Schwab U.S. REIT ETF (a)	202,347	8,338,720
		13,482,054

Fixed Income 29.7%
Inflation-Protected Bond 1.9%
Schwab U.S. TIPS ETF (a)	49,127	2,704,933
Security	Number of Shares	Value ($)
Intermediate-Term Bond 26.8%
Schwab U.S. Aggregate Bond ETF (a)	712,730	37,240,142
International Developed-Market Bond 1.0%
SPDR Bloomberg Barclays International Treasury Bond ETF *	49,471	1,366,884
		41,311,959

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	4,303,999	4,304,860
Total Other Investment Companies
(Cost $122,794,397)		136,408,107
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
BNP Paribas
0.58%, 07/03/17 (c)	1,389,049	1,389,049
National Australia Bank
0.58%, 07/03/17 (c)	1,301,023	1,301,023
Total Short-Term Investments
(Cost $2,690,072)		2,690,072

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $126,045,293 and the unrealized appreciation and depreciation were $15,245,618 and ($2,192,732), respectively, with a net unrealized appreciation of $13,052,886.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

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Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$136,408,107	$—	$—	$136,408,107
Short-Term Investments[1]	—	2,690,072	—	2,690,072
Total	$136,408,107	$2,690,072	$—	$139,098,179
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
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Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $113,645,855)		$128,475,454
Investments in unaffiliated issuers, at value (cost $11,838,614)	+	10,622,725
Total investments, at value (cost $125,484,469)		139,098,179
Receivables:
Dividends		1,903
Interest	+	44
Total assets		139,100,126
Liabilities
Payables:
Investment adviser and administrator fees		51,493
Fund shares redeemed		21,890
Accrued expenses	+	23,017
Total liabilities		96,400
Net Assets
Total assets		139,100,126
Total liabilities	–	96,400
Net assets		$139,003,726
Net Assets by Source
Capital received from investors		125,478,389
Net investment income not yet distributed		445,553
Net realized capital losses		(533,926)
Net unrealized capital appreciation		13,613,710

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$139,003,726		10,742,204		$12.94

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Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$777,837
Dividends received from unaffiliated underlying funds		3,060
Interest	+	4,810
Total investment income		785,707
Expenses
Investment adviser and administrator fees		301,771
Professional fees		17,075
Independent trustees' fees		9,168
Shareholder reports		4,262
Portfolio accounting fees		3,112
Custodian fees		1,933
Transfer agent fees		1,121
Registration fees		135
Other expenses	+	1,052
Total expenses	–	339,629
Net investment income		446,078
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		274
Net realized losses on sales of unaffiliated underlying funds	+	(29,659)
Net realized losses		(29,385)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		8,309,651
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(102,572)
Net change in unrealized appreciation (depreciation)	+	8,207,079
Net realized and unrealized gains		8,177,694
Increase in net assets resulting from operations		$8,623,772
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Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$446,078	$1,920,825
Net realized gains (losses)		(29,385)	757,193
Net change in unrealized appreciation (depreciation)	+	8,207,079	4,982,189
Increase in net assets from operations		8,623,772	7,660,207
Distributions to Shareholders
Distributions from net investment income		(1,921,305)	(1,597,912)
Distributions from net realized gains	+	(801,597)	(107,610)
Total distributions		($2,722,902)	($1,705,522)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		394,456	$5,091,125	1,480,355	$17,855,320
Shares reinvested		210,425	2,722,902	141,303	1,705,522
Shares redeemed	+	(608,185)	(7,729,821)	(667,612)	(8,071,943)
Net transactions in fund shares		(3,304)	$84,206	954,046	$11,488,899
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,745,508	$133,018,650	9,791,462	$115,575,066
Total increase or decrease	+	(3,304)	5,985,076	954,046	17,443,584
End of period		10,742,204	$139,003,726	10,745,508	$133,018,650
Net investment income not yet distributed			$445,553		$1,920,780
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2017, 100% of the fund's shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
security’ s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
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Schwab VIT Balanced with Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance, expenses and risks of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will depend on the fund’s overall asset allocation and underlying fund allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalization tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund's investment being adversely affected.
•   Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company's prospects for growth of revenue and earnings. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2017, the Schwab VIT Balanced with Growth Portfolio's ownership percentages of other related funds' shares are:
Schwab Emerging Markets Equity ETF	0.2%
Schwab International Equity ETF	0.2%
Schwab International Small-Cap Equity ETF	0.3%
Schwab U.S. Aggregate Bond ETF	1.0%
Schwab U.S. Large-Cap ETF	0.3%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.2%
Schwab U.S. TIPS ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.4%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended June 30, 2017.
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 01/01/17 to 06/30/17	Distributions Received* 01/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	365,522	3,327	(28,169)	340,680	$8,465,898	($48,875)	$—
Schwab International Equity ETF	812,213	7,550	(69,620)	750,143	23,839,545	(128,687)	—
Schwab International Small-Cap Equity ETF	131,875	1,258	(3,063)	130,070	4,374,254	(7,263)	—
Schwab U.S. Aggregate Bond ETF	699,249	23,097	(9,616)	712,730	37,240,142	(20,396)	360,641
Schwab U.S. Large-Cap ETF	551,656	5,270	(25,616)	531,310	30,693,779	134,385	268,383
Schwab U.S. REIT ETF	198,976	12,591	(9,220)	202,347	8,338,720	9,594	70,780
Schwab U.S. Small-Cap ETF	132,478	7,329	(6,599)	133,208	8,513,323	62,251	50,163
Schwab U.S. TIPS ETF	49,142	492	(507)	49,127	2,704,933	(735)	11,186
Schwab Variable Share Price Money Fund, Ultra Shares	3,789,408	514,591	—	4,303,999	4,304,860	—	16,684
Total					$128,475,454	$274	$777,837
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$3,445,309	$5,670,531

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to Schwab VIT Balanced with Growth Portfolio (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted

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that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Glossary

Bloomberg Barclays Global Treasury ex-U.S. Index  An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.
Bloomberg Barclays High Yield Very Liquid Index  An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/ BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.
Bloomberg Barclays U.S. Aggregate: Agencies Index  An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. 3 – 10 Year Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years but less than 10 years, are rated investment grade and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Citigroup Non-U.S. Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately the largest 750 stocks and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of real estate investment trusts (REITs). REITs are real estate companies that own and commonly operate income-producing commercial and/or residential real estate. The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the U.S. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-cap companies in developed countries, excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large- and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report

Schwab VIT Balanced with Growth Portfolio
Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Balanced with Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 1% Bloomberg Barclays Global Treasury ex-U.S. Capped Index, 27% Bloomberg Barclays U.S. Aggregate Bond Index, 5% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index, 2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow
Jones U.S. Small-Cap Total Stock Market Index, 6% FTSE All Emerging Index (Net), 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 9% Bloomberg Barclays U.S. 3–10 Year Treasury Bond Index, 2% Bloomberg Barclays U.S. Aggregate: Agencies Index, 4% Bloomberg Barclays U.S. Credit Index, 11% Bloomberg Barclays U.S. Mortgage Backed Securities Index, 1% Bloomberg Barclays Global Treasury ex-U.S. [Capped] Index, 1% Bloomberg Barclays High Yield Bond Very Liquid Index, 5% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index.

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Schwab VIT Balanced with Growth Portfolio  |  Semiannual Report

Notes

Notes

Semiannual Report  |  June 30, 2017
Schwab VIT Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM).

Schwab VIT Growth Portfolio
The Investment Environment

Over the six-month reporting period ended June 30, 2017, both equity and fixed-income markets generated positive returns. Global stock markets had one of their strongest first-half performances in years, with U.S. equities rallying on expectations of policy changes from the Trump administration and international stocks benefitting from a weaker U.S. dollar and generally accommodative central bank policies. U.S. bond yields remained low, but above those of many international government-backed securities. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.34%, while the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 13.81%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 5.91%.
U.S. economic data was relatively steady over the reporting period. However, “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indices, remained disconnected. Nonfarm payrolls and wage growth data were stubbornly average each month, while GDP fell in the first quarter. In contrast, the Conference Board’s Consumer Confidence Index® continued to indicate high levels of consumer optimism, and the CBOE Volatility Index® (or VIX®), a gauge of equity market volatility, fell to levels not seen in over 20 years. According to the National Federation of Independent Business Small Business Economic Trends Report, small business optimism remained at the near record levels hit soon after the U.S. presidential election last November.
Asset Class Performance Comparison % returns during the 6 months ended 6/30/2017

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab VIT Growth Portfolio  |  Semiannual Report

Schwab VIT Growth Portfolio
The Investment Environment (continued)

Stock markets in the U.S. generally rose over the six-month reporting period. Expectations of policy changes from the Trump administration, including tax reform, increased fiscal and infrastructure spending, and decreased financial regulation, drove much of this rally in U.S. equities. Also supporting U.S. stocks were strong corporate results, with more than 75% of S&P 500 Index firms announcing better-than-expected earnings for the first quarter of 2017. As the reporting period continued, however, delays and other setbacks in Washington stalled meaningful progress in many key policy areas, increasing uncertainty and contributing to muted U.S. equity gains in recent months.
Over the reporting period, U.S. monetary policy remained relatively accommodative, though the Federal Reserve (Fed) took several tightening steps toward a more normalized policy environment. In March, the Fed raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum,” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period, leading many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the continued easy policy stance.
During the six-month reporting period, U.S. bond yields remained low relative to historical averages. Short-term rates, which are directly influenced by central bank policy, rose in response to both federal funds rate increases in March and in June. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields generally fell. However, in the last days of the reporting period, longer-term yields ticked up in response to the ECB’s stated stance on potential eurozone policy changes.
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Schwab VIT Growth Portfolio  |  Semiannual Report

Schwab VIT Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the fund. She has managed the fund since its inception. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab VIT Growth Portfolio  |  Semiannual Report

Schwab VIT Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab VIT Growth Portfolio (07/25/12)	8.09%	12.77%	3.52%	8.38%
VIT Growth Composite Index	8.01%	13.46%	4.12%	9.07%
S&P 500 Index	9.34%	17.90%	9.61%	15.23%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.48%	1.94%
Fund Category: Morningstar Allocation – 70% to 85% Equity[2]	8.62%	14.64%	4.71%	9.89%
Fund Expense Ratio[3]: 0.61%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.10% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Growth Portfolio  |  Semiannual Report

Schwab VIT Growth Portfolio
Performance and Fund Facts as of June 30, 2017

Statistics
Number of Holdings	14
Portfolio Turnover Rate[1]	3%
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Growth Portfolio  |  Semiannual Report

Schwab VIT Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab VIT Growth Portfolio
Actual Return	0.50%	$1,000.00	$1,080.90	$2.58
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Does not include acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab VIT Growth Portfolio  |  Semiannual Report

Schwab VIT Growth Portfolio
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$13.26	$12.50	$13.05	$12.65	$10.95	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03 [2]	0.20 [2]	0.19 [2]	0.20 [2]	0.33 [2]	0.13
Net realized and unrealized gains (losses)	1.04	0.75	(0.55)	0.30	1.37	0.82
Total from investment operations	1.07	0.95	(0.36)	0.50	1.70	0.95
Less distributions:
Distributions from net investment income	(0.19)	(0.17)	(0.17)	(0.10)	(0.00) [3]	—
Distributions from net realized gains	(0.04)	(0.02)	(0.02)	(0.00) [3]	—	—
Total distributions	(0.23)	(0.19)	(0.19)	(0.10)	(0.00) [3]	—
Net asset value at end of period	$14.10	$13.26	$12.50	$13.05	$12.65	$10.95
Total return	8.09% [4]	7.67%	(2.85%)	3.97%	15.56%	9.50% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.50% [6]	0.51%	0.52%	0.54%	0.58%	0.59% [6],[7]
Gross operating expenses[5]	0.50% [6]	0.51%	0.54%	0.56%	0.77%	26.08% [6]
Net investment income (loss)	0.50% [6]	1.54%	1.42%	1.56%	2.72%	3.96% [6]
Portfolio turnover rate	3% [4]	21% [8]	7%	9%	9%	29% [4]
Net assets, end of period (x 1,000,000)	$142	$131	$121	$107	$77	$1

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.
8
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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Schwab VIT Growth Portfolio  |  Semiannual Report
See financial notes

Schwab VIT Growth Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	120,906,362	139,266,195
2.5%	Short-Term Investments	3,530,469	3,530,469
100.3%	Total Investments	124,436,831	142,796,664
(0.3%)	Other Assets and Liabilities, Net		(478,859)
100.0%	Net Assets		142,317,805

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets

U.S. Stocks 38.0%
Large-Cap 29.0%
Schwab U.S. Large-Cap ETF (a)	714,805	41,294,285
Micro-Cap 2.0%
iShares Micro-Cap ETF	32,545	2,894,227
Small-Cap 7.0%
Schwab U.S. Small-Cap ETF (a)	156,081	9,975,137
		54,163,649

International Stocks 34.1%
Developed-Market Large-Cap 21.0%
Schwab International Equity ETF (a)	939,548	29,858,835
Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	214,146	7,201,730
Emerging-Market 8.1%
Schwab Emerging Markets Equity ETF (a)	463,690	11,522,697
		48,583,262

Real Assets 9.8%
Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,134,188	5,466,785
Real Estate 5.9%
Schwab U.S. REIT ETF (a)	204,659	8,433,997
		13,900,782

Fixed Income 13.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF (a)	25,769	1,418,841
Security	Number of Shares	Value ($)
Intermediate-Term Bond 12.0%
Schwab U.S. Aggregate Bond ETF (a)	327,151	17,093,640
		18,512,481

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.02% (a)(b)	4,105,200	4,106,021
Total Other Investment Companies
(Cost $120,906,362)		139,266,195
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets

Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.58%, 07/03/17 (c)	1,421,152	1,421,152
BNP Paribas
0.58%, 07/03/17 (c)	1,421,152	1,421,152
National Australia Bank
0.58%, 07/03/17 (c)	688,165	688,165
Total Short-Term Investments
(Cost $3,530,469)		3,530,469

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $125,373,701 and the unrealIzed appreciation and depreciation were $19,192,410 and ($1,769,447), respectively, with a net unrealized appreciation of $17,422,963.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab VIT Growth Portfolio  |  Semiannual Report
See financial notes

Schwab VIT Growth Portfolio
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$139,266,195	$—	$—	$139,266,195
Short-Term Investments[1]	—	3,530,469	—	3,530,469
Total	$139,266,195	$3,530,469	$—	$142,796,664
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
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Schwab VIT Growth Portfolio  |  Semiannual Report
See financial notes

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $111,720,547)		$130,905,183
Investments in unaffiliated issuers, at value (cost $12,716,284)	+	11,891,481
Total investments, at value (cost $124,436,831)		142,796,664
Receivables:
Dividends		1,815
Interest	+	58
Total assets		142,798,537
Liabilities
Payables:
Investments bought		387,659
Investment adviser and administrator fees		52,626
Fund shares redeemed		17,803
Accrued expenses	+	22,644
Total liabilities		480,732
Net Assets
Total assets		142,798,537
Total liabilities	–	480,732
Net assets		$142,317,805
Net Assets by Source
Capital received from investors		124,545,812
Net investment income not yet distributed		344,177
Net realized capital losses		(932,017)
Net unrealized capital appreciation		18,359,833

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$142,317,805		10,090,405		$14.10

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Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$679,061
Dividends received from unaffiliated underlying funds		6,047
Interest	+	6,342
Total investment income		691,450
Expenses
Investment adviser and administrator fees		309,233
Professional fees		17,147
Independent trustees' fees		9,171
Shareholder reports		4,009
Portfolio accounting fees		3,111
Custodian fees		1,848
Transfer agent fees		1,006
Registration fees		17
Other expenses	+	1,063
Total expenses	–	346,605
Net investment income		344,845
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(1,156)
Net realized gains on sales of unaffiliated underlying funds	+	191
Net realized losses		(965)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		10,498,665
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(155,356)
Net change in unrealized appreciation (depreciation)	+	10,343,309
Net realized and unrealized gains		10,342,344
Increase in net assets resulting from operations		$10,687,189
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Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$344,845	$1,910,011
Net realized gains (losses)		(965)	111,081
Net change in unrealized appreciation (depreciation)	+	10,343,309	7,352,860
Increase in net assets from operations		10,687,189	9,373,952
Distributions to Shareholders
Distributions from net investment income		(1,910,073)	(1,689,400)
Distributions from net realized gains	+	(403,061)	(147,955)
Total distributions		($2,313,134)	($1,837,355)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		498,455	$6,914,589	1,000,411	$12,651,848
Shares reinvested		164,052	2,313,134	144,560	1,837,356
Shares redeemed	+	(452,199)	(6,316,860)	(934,469)	(11,869,427)
Net transactions in fund shares		210,308	$2,910,863	210,502	$2,619,777
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,880,097	$131,032,887	9,669,595	$120,876,513
Total increase	+	210,308	11,284,918	210,502	10,156,374
End of period		10,090,405	$142,317,805	9,880,097	$131,032,887
Net investment income not yet distributed			$344,177		$1,909,405
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Schwab VIT Growth Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2017, 100% of the fund's shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
security’ s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance, expenses and risks of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will depend on the fund’s overall asset allocation and underlying fund allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalization tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund's investment being adversely affected.
•   Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company's prospects for growth of revenue and earnings. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab VIT Growth Portfolio
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2017, the Schwab VIT Growth Portfolio's ownership percentages of other related funds' shares are:
Schwab Emerging Markets Equity ETF	0.3%
Schwab International Equity ETF	0.3%
Schwab International Small-Cap Equity ETF	0.5%
Schwab U.S. Aggregate Bond ETF	0.4%
Schwab U.S. Large-Cap ETF	0.5%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.2%
Schwab U.S. TIPS ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.4%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended June 30, 2017.
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 01/01/17 to 06/30/17	Distributions Received* 01/01/17 to 06/30/17
Schwab Emerging Markets Equity ETF	478,882	3,844	(19,036)	463,690	$11,522,697	($19,705)	$—
Schwab International Equity ETF	985,595	7,881	(53,928)	939,548	29,858,835	(45,369)	—
Schwab International Small-Cap Equity ETF	219,885	1,780	(7,519)	214,146	7,201,730	4,543	—
Schwab U.S. Aggregate Bond ETF	300,053	33,783	(6,685)	327,151	17,093,640	(10,210)	166,559
Schwab U.S. Large-Cap ETF	713,754	17,704	(16,653)	714,805	41,294,285	69,585	360,548
Schwab U.S. REIT ETF	195,611	9,048	—	204,659	8,433,997	—	72,168
Schwab U.S. Small-Cap ETF	153,742	2,339	—	156,081	9,975,137	—	60,052
Schwab U.S. TIPS ETF	22,683	3,086	—	25,769	1,418,841	—	5,243
Schwab Variable Share Price Money Fund, Ultra Shares	3,092,857	1,012,343	—	4,105,200	4,106,021	—	14,491
Total					$130,905,183	($1,156)	$679,061
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$5,399,876	$3,683,108

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to Schwab VIT Growth Portfolio (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted

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that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM, as well as any differences in the nature and scope of the services CSIM provides to these other accounts and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. 3 – 10 Year Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years but less than 10 years, are rated investment grade and have $250 million or more of outstanding face value.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Citigroup Non-U.S. Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately the largest 750 stocks and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of real estate investment trusts (REITs). REITs are real estate companies that own and commonly operate income-producing commercial and/or residential real estate. The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently more than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)  An index that is comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the U.S. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-cap companies in developed countries, excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large- and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 12% Bloomberg Barclays U.S. Aggregate Bond Index, 5% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index, 1% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 8% FTSE All Emerging Index (Net), 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 2% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 5% Bloomberg Barclays U.S. 3–10 Year Treasury Bond Index, 2% Bloomberg Barclays U.S. Credit Index, 5% Bloomberg Barclays U.S. Mortgage Backed Securities Index, 5% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index.

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Schwab VIT Growth Portfolio  |  Semiannual Report

Notes

Notes

Notes

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	August 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	August 11, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 11, 2017